Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Restricted Assets And Liabilities Relating To Securitization [Line Items]
Minimum required percent of annual after-tax profit, general reserve	10.00%
Required reserve, percent of respective registered capital	50.00%
Minimum required percent of annual after-tax profit, statutory common reserve	10.00%
Aggregate amount of paid-in capital and statutory reserves not available for distribution	$ 24,071	$ 23,428